UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COREVEST AMERICAN FINANCE LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  [X]   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) February 1, 2019

Commission File Number of securitizer:  N/A

Central Index Key Number of securitizer:  0001712834

Constantine Dakolias, (212) 798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

_____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  ___________

___________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applciabale):  ____________

Central Index Key Number of underwriter (If applicable): _____________

____________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Annual Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 1, 2019

COREVEST AMERICAN FINANCE LLC
(Securitizer)

/s/ Constantine Dakolias

By:  Constantine Dakolias
(senior officer in charge of securitization of the securitizer)